Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of financial information of joint operation

	As of December 31, 2023	As of December 31, 2022
Assets
Noncurrent assets	344,411	252,073
Current assets	878	13,702

Liabilities
Noncurrent liabilities	1,801	1,256
Current liabilities	11,860	55,106

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Revenue from contracts with customers	—	—	3,200
Operating costs	(1,687)	(943)	(4,406)
Depreciation, depletion and amortization	(78,860)	(43,139)	(3,626)
General and administrative expenses	(846)	(568)	(1,242)
Exploration expenses	—	—	(446)
Other operating income and expenses	—	2	(8,076)
Impairment of long -lived assets	(1,679)	—	—
Financial results, net	1,561	2,484	(586)

Total	(81,511)	(42,164)	(15,182)